Consolidated Statement of Stockholders’ Deficit (USD $)	Total USD ($)		Third Parties Future Services [Member] USD ($)		Cash [Member] USD ($)	Secured Debt [Member] USD ($)	Accounts Payable [Member] USD ($)	Settlement Of Accounts Payable [Member] USD ($)		Convertible Debt [Member] USD ($)	Service [Member] Third Party [Member] USD ($)	Future Services [Member] Third Party [Member] USD ($)	Extension Of Debt Maturity [Member] USD ($)	Related Party [Member] USD ($)	Common Stock [Member] USD ($)	Common Stock [Member] Cash [Member] USD ($)	Common Stock [Member] Secured Debt [Member] USD ($)	Common Stock [Member] Accounts Payable [Member] USD ($)	Common Stock [Member] Convertible Debt [Member] USD ($)	Common Stock [Member] Service [Member] Third Party [Member] USD ($)	Common Stock [Member] Future Services [Member] Third Party [Member] USD ($)	Common Stock [Member] Extension Of Debt Maturity [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] Cash [Member] USD ($)	Additional Paid-in Capital [Member] Secured Debt [Member] USD ($)	Additional Paid-in Capital [Member] Accounts Payable [Member] USD ($)	Additional Paid-in Capital [Member] Convertible Debt [Member] USD ($)	Additional Paid-in Capital [Member] Service [Member] Third Party [Member] USD ($)	Additional Paid-in Capital [Member] Future Services [Member] Third Party [Member] USD ($)	Additional Paid-in Capital [Member] Extension Of Debt Maturity [Member] USD ($)	Retained Earnings [Member] USD ($)	Treasury Stock [Member] USD ($)	Series C Preferred Stock [Member]	Series C Preferred Stock [Member] Cash [Member]	Series C Preferred Stock [Member] Service [Member] Third Party [Member]	Accumulated Translation Adjustment [Member] USD ($)	Series B Preferred Stock [Member]	Series B Preferred Stock [Member] Related Party [Member]	Convertible Preferred Stock [Member] USD ($)	Convertible Preferred Stock [Member] Common Stock [Member] USD ($)	Convertible Preferred Stock [Member] Additional Paid-in Capital [Member] USD ($)	Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)
Balance at Dec. 31, 2010	$ (1,744,667)														$ 140								$ 20,130,631								$ (21,875,438)
Balance (in shares) at Dec. 31, 2010															139,585
Conversion to common stock						857,952				4,268,857							47		299						857,905		4,268,558
Conversion to common stock (in shares)						47,386				298,897							47,386		298,897
Issuance of common stock			214,250	[1]	875,000		3,646,719	3,646,719	[2]		1,199,844	214,250	161,250			96		64		55	5	11		874,904		3,646,655		1,199,789	214,245	161,239
Issuance of common stock (in shares)			4,706	[1]				64,172	[2]							96,471		64,172		54,731	4,706	11,030
Issuance preferred stock					100,000						90,000													100,000				90,000
Issuance preferred stock (in shares)																																		100	90
Cancellation of shares	0	[3]													(4)								4
Cancellation of shares (in shares)	(4,118)	[3]													(4,118)
Share based payments														0
Share based payments (in shares)																																						51
Dividends on Series C Convertible Preferred Stock - related parties	(293)																														(293)
Reclassification of derivative liability to additional paid in capital	640,826																						640,826
Net loss	(23,280,950)																														(23,280,950)
Extension of debt maturity date, quantity	11,030
Extension of debt maturity date, valuation	161,250
Balance at Dec. 31, 2011	(12,971,212)														713								32,184,756								(45,156,681)
Balance (in shares) at Dec. 31, 2011															712,860																		190				51
Conversion to common stock						1,420,422											290								1,420,132														614,984	22	614,962	0
Conversion to common stock (in shares)	512,631					44,208				246,753							290,961																							22,353		(190)
Issuance of common stock	1,107,718				1,660,760											199				113				1,660,561				1,107,605
Issuance of common stock (in shares)																199,422				113,740
Reclassification of derivative liability to additional paid in capital	4,124,387																						4,124,387
Net loss	(18,952,795)																														(18,952,795)
Interest	334,098														58								334,040
Interest (in Shares)	58,945														58,945
Executive/board compensation	4,686,514														431								4,686,083
Executive/board compensation (in shares)															431,034
Warrant conversions/settlements	7,295,767														853								7,294,914
Warrant conversions/settlements (in shares)															853,082
Forbearance of agreement terms	1,240,033														95								1,239,939
Forbearance of agreement terms (in shares)															95,528
Treasury shares purchased	(460,978)																															(460,978)
Treasury shares purchased (in shares)															(31,096)
Additional shares from roundup of split shares	0														4								(4)
Additional shares from roundup of split shares (in shares)	561														479
Employee stock awards	149,966																						149,966
Translation gain/loss	(7,917)																																			(7,917)
Balance at Dec. 31, 2012	$ (9,758,252)														$ 2,778								$ 54,817,341								$ (64,109,476)	$ (460,978)				$ (7,917)
Balance (in shares) at Dec. 31, 2012															2,747,308

[1]	Prepaid Stock Compensation
[2]	Settlement of Accounts Payable and Accrued Expenses and Loss on Settlement
[3]	Cancelled Shares